CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Total proceeds from borrowings	$ 1,196,510	$ 845,291	$ 577,871
Total payment of borrowings	(1,121,138)	(497,703)	$ (463,253)
Total payment of interest and related expenses	$ (320,545)	$ (380,250)